Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of operating lease commitments	The related operating lease commitments are summarized in the table below:

(In millions of U.S. dollars)	2018	2019	2020	2021	2022	2023 and thereafter
Leased premises	3.1	2.8	2.7	2.7	1.8	0.0